July 20, 2007

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	BlackRock Large Cap Core Fund of BlackRock Large Cap Series Funds, Inc. Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (Securities Act File No. 333-143532)

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Large Cap Core Fund of BlackRock Large Cap Series Funds, Inc. (the “Fund”) hereby certifies that:

(1)	the form of Combined Prospectus/Proxy Statement and Statement of Additional Information that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-14; and

(2)	the text of Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on July 19, 2007.

Sincerely, BLACKROCK LARGE CAP CORE FUND OF BLACKROCK LARGE CAP SERIES FUNDS, INC.

By:	/s/ Alice A. Pellegrino Alice A. Pellegrino Secretary